Document and Entity Information	Sep. 15, 2026
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0002128462
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	THREE LIONS ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-43469
Entity Address, Address Line One	888 Prospect Street
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	917
Local Phone Number	822-8328
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0.0001 Per Share And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one ordinary share, par value $0.0001 per share, and one-half of one warrant
Trading Symbol	TLACU
Security Exchange Name	NASDAQ
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	TLAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	TLACW
Security Exchange Name	NASDAQ